Loans and Related Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 895,394	$ 887,637
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	101,969	75,172
Term loans by origination year, fiscal year before current fiscal year	55,214	60,307
Term loans by origination year, two years before current fiscal year	34,661	22,816
Term loans by origination year, three years before current fiscal year	11,714	29,673
Term loans by origination year, four years before current fiscal year	15,842	35,869
Term loans by origination year, more than five years before current fiscal year	77,309	97,314
Revolving loans	78,564	79,347
Revolving loans converted to term loans	7,001	8,722
Loans	382,274	409,220
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,176	53,972
Term loans by origination year, fiscal year before current fiscal year	41,794	44,077
Term loans by origination year, two years before current fiscal year	25,234	15,758
Term loans by origination year, three years before current fiscal year	8,122	25,835
Term loans by origination year, four years before current fiscal year	14,245	33,051
Term loans by origination year, more than five years before current fiscal year	76,380	96,349
Revolving loans	16,305	22,677
Revolving loans converted to term loans	6,632	8,241
Loans	258,888	299,960
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,148	53,950
Term loans by origination year, fiscal year before current fiscal year	41,774	44,038
Term loans by origination year, two years before current fiscal year	25,203	15,717
Term loans by origination year, three years before current fiscal year	8,095	25,796
Term loans by origination year, four years before current fiscal year	14,223	33,019
Term loans by origination year, more than five years before current fiscal year	75,618	95,160
Revolving loans	5,313	6,934
Revolving loans converted to term loans	1,896	2,060
Loans	242,270	276,674
Residential mortgage - first lien [Member] | Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	14	215
Term loans by origination year, fiscal year before current fiscal year	134	639
Term loans by origination year, two years before current fiscal year	209	904
Term loans by origination year, three years before current fiscal year	349	1,076
Term loans by origination year, four years before current fiscal year	364	2,367
Term loans by origination year, more than five years before current fiscal year	12,088	25,039
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	13,158	30,240
Residential mortgage - first lien [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	35,935	29,365
Term loans by origination year, fiscal year before current fiscal year	27,396	28,652
Term loans by origination year, two years before current fiscal year	16,583	9,911
Term loans by origination year, three years before current fiscal year	5,153	17,416
Term loans by origination year, four years before current fiscal year	9,430	22,215
Term loans by origination year, more than five years before current fiscal year	37,495	40,440
Revolving loans	2,554	3,391
Revolving loans converted to term loans	469	493
Loans	135,015	151,883
Residential mortgage - first lien [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	23,645	17,154
Term loans by origination year, fiscal year before current fiscal year	9,814	9,866
Term loans by origination year, two years before current fiscal year	5,412	2,908
Term loans by origination year, three years before current fiscal year	1,464	4,380
Term loans by origination year, four years before current fiscal year	2,485	4,955
Term loans by origination year, more than five years before current fiscal year	10,509	10,843
Revolving loans	1,073	1,361
Revolving loans converted to term loans	265	274
Loans	54,667	51,741
Residential mortgage - first lien [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	7,842	5,274
Term loans by origination year, fiscal year before current fiscal year	3,083	3,290
Term loans by origination year, two years before current fiscal year	1,980	1,189
Term loans by origination year, three years before current fiscal year	642	1,829
Term loans by origination year, four years before current fiscal year	1,137	2,106
Term loans by origination year, more than five years before current fiscal year	6,277	7,001
Revolving loans	646	879
Revolving loans converted to term loans	238	265
Loans	21,845	21,833
Residential mortgage - first lien [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	1,986	1,361
Term loans by origination year, fiscal year before current fiscal year	876	1,084
Term loans by origination year, two years before current fiscal year	645	490
Term loans by origination year, three years before current fiscal year	283	678
Term loans by origination year, four years before current fiscal year	501	831
Term loans by origination year, more than five years before current fiscal year	3,682	4,403
Revolving loans	393	520
Revolving loans converted to term loans	206	221
Loans	8,572	9,588
Residential mortgage - first lien [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	449	376
Term loans by origination year, fiscal year before current fiscal year	233	287
Term loans by origination year, two years before current fiscal year	187	148
Term loans by origination year, three years before current fiscal year	89	192
Term loans by origination year, four years before current fiscal year	129	226
Term loans by origination year, more than five years before current fiscal year	1,851	2,385
Revolving loans	188	241
Revolving loans converted to term loans	146	154
Loans	3,272	4,009
Residential mortgage - first lien [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	101	55
Term loans by origination year, fiscal year before current fiscal year	63	56
Term loans by origination year, two years before current fiscal year	46	44
Term loans by origination year, three years before current fiscal year	31	56
Term loans by origination year, four years before current fiscal year	41	92
Term loans by origination year, more than five years before current fiscal year	1,035	1,429
Revolving loans	102	127
Revolving loans converted to term loans	89	106
Loans	1,508	1,965
Residential mortgage - first lien [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	15	14
Term loans by origination year, fiscal year before current fiscal year	13	29
Term loans by origination year, two years before current fiscal year	24	36
Term loans by origination year, three years before current fiscal year	19	44
Term loans by origination year, four years before current fiscal year	41	66
Term loans by origination year, more than five years before current fiscal year	1,083	1,789
Revolving loans	114	162
Revolving loans converted to term loans	124	175
Loans	1,433	2,315
Residential mortgage - first lien [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	161	136
Term loans by origination year, fiscal year before current fiscal year	162	135
Term loans by origination year, two years before current fiscal year	117	87
Term loans by origination year, three years before current fiscal year	65	125
Term loans by origination year, four years before current fiscal year	95	161
Term loans by origination year, more than five years before current fiscal year	1,598	1,831
Revolving loans	243	253
Revolving loans converted to term loans	359	372
Loans	2,800	3,100
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	31	41
Term loans by origination year, three years before current fiscal year	27	39
Term loans by origination year, four years before current fiscal year	22	32
Term loans by origination year, more than five years before current fiscal year	762	1,189
Revolving loans	10,992	15,743
Revolving loans converted to term loans	4,736	6,181
Loans	16,618	23,286
Residential mortgage - junior lien [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	188	293
Revolving loans	5,512	7,973
Revolving loans converted to term loans	1,481	1,819
Loans	7,181	10,085
Residential mortgage - junior lien [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	110	177
Revolving loans	2,154	3,005
Revolving loans converted to term loans	828	1,032
Loans	3,092	4,214
Residential mortgage - junior lien [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	130	207
Revolving loans	1,462	2,093
Revolving loans converted to term loans	790	1,034
Loans	2,382	3,334
Residential mortgage - junior lien [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	118	183
Revolving loans	881	1,233
Revolving loans converted to term loans	633	854
Loans	1,632	2,270
Residential mortgage - junior lien [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	65	103
Revolving loans	325	503
Revolving loans converted to term loans	338	493
Loans	728	1,099
Residential mortgage - junior lien [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	39	67
Revolving loans	160	241
Revolving loans converted to term loans	208	299
Loans	407	607
Residential mortgage - junior lien [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	43	76
Revolving loans	164	254
Revolving loans converted to term loans	215	374
Loans	422	704
Residential mortgage - junior lien [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	31	41
Term loans by origination year, three years before current fiscal year	27	39
Term loans by origination year, four years before current fiscal year	22	32
Term loans by origination year, more than five years before current fiscal year	69	83
Revolving loans	334	441
Revolving loans converted to term loans	243	276
Loans	774	973
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	38,243	36,374
Revolving loans converted to term loans	210	290
Loans	38,453	36,664
Credit card [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	4,247	3,860
Revolving loans converted to term loans	1	1
Loans	4,248	3,861
Credit card [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	6,053	5,438
Revolving loans converted to term loans	7	7
Loans	6,060	5,445
Credit card [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	8,475	7,897
Revolving loans converted to term loans	26	29
Loans	8,501	7,926
Credit card [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	9,136	8,854
Revolving loans converted to term loans	50	60
Loans	9,186	8,914
Credit card [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	5,850	5,657
Revolving loans converted to term loans	47	64
Loans	5,897	5,721
Credit card [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	2,298	2,242
Revolving loans converted to term loans	31	46
Loans	2,329	2,288
Credit card [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	2,067	2,416
Revolving loans converted to term loans	47	82
Loans	2,114	2,498
Credit card [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	117	10
Revolving loans converted to term loans	1	1
Loans	118	11
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	29,566	19,790
Term loans by origination year, fiscal year before current fiscal year	12,700	14,831
Term loans by origination year, two years before current fiscal year	8,717	6,471
Term loans by origination year, three years before current fiscal year	3,386	3,573
Term loans by origination year, four years before current fiscal year	1,490	2,757
Term loans by origination year, more than five years before current fiscal year	800	765
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	56,659	48,187
Auto [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,688	2,875
Term loans by origination year, fiscal year before current fiscal year	1,983	2,606
Term loans by origination year, two years before current fiscal year	1,680	1,211
Term loans by origination year, three years before current fiscal year	690	731
Term loans by origination year, four years before current fiscal year	318	452
Term loans by origination year, more than five years before current fiscal year	108	104
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	9,467	7,979
Auto [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,967	3,036
Term loans by origination year, fiscal year before current fiscal year	2,123	2,662
Term loans by origination year, two years before current fiscal year	1,586	1,122
Term loans by origination year, three years before current fiscal year	586	579
Term loans by origination year, four years before current fiscal year	234	349
Term loans by origination year, more than five years before current fiscal year	87	81
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	9,583	7,829
Auto [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,789	3,162
Term loans by origination year, fiscal year before current fiscal year	2,104	2,514
Term loans by origination year, two years before current fiscal year	1,503	1,095
Term loans by origination year, three years before current fiscal year	583	576
Term loans by origination year, four years before current fiscal year	241	395
Term loans by origination year, more than five years before current fiscal year	106	98
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	9,326	7,840
Auto [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	5,005	3,534
Term loans by origination year, fiscal year before current fiscal year	2,282	2,542
Term loans by origination year, two years before current fiscal year	1,441	1,066
Term loans by origination year, three years before current fiscal year	526	545
Term loans by origination year, four years before current fiscal year	218	400
Term loans by origination year, more than five years before current fiscal year	111	105
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	9,583	8,192
Auto [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,611	3,381
Term loans by origination year, fiscal year before current fiscal year	1,824	1,948
Term loans by origination year, two years before current fiscal year	1,025	763
Term loans by origination year, three years before current fiscal year	369	395
Term loans by origination year, four years before current fiscal year	160	334
Term loans by origination year, more than five years before current fiscal year	99	94
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	8,088	6,915
Auto [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	3,118	2,208
Term loans by origination year, fiscal year before current fiscal year	1,114	1,165
Term loans by origination year, two years before current fiscal year	617	479
Term loans by origination year, three years before current fiscal year	243	274
Term loans by origination year, four years before current fiscal year	117	276
Term loans by origination year, more than five years before current fiscal year	92	87
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	5,301	4,489
Auto [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	2,372	1,581
Term loans by origination year, fiscal year before current fiscal year	1,236	1,357
Term loans by origination year, two years before current fiscal year	853	730
Term loans by origination year, three years before current fiscal year	376	463
Term loans by origination year, four years before current fiscal year	193	533
Term loans by origination year, more than five years before current fiscal year	187	186
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	5,217	4,850
Auto [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	16	13
Term loans by origination year, fiscal year before current fiscal year	34	37
Term loans by origination year, two years before current fiscal year	12	5
Term loans by origination year, three years before current fiscal year	13	10
Term loans by origination year, four years before current fiscal year	9	18
Term loans by origination year, more than five years before current fiscal year	10	10
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	94	93
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	2,227	1,410
Term loans by origination year, fiscal year before current fiscal year	720	1,399
Term loans by origination year, two years before current fiscal year	710	587
Term loans by origination year, three years before current fiscal year	206	265
Term loans by origination year, four years before current fiscal year	107	61
Term loans by origination year, more than five years before current fiscal year	129	200
Revolving loans	24,016	20,296
Revolving loans converted to term loans	159	191
Loans	28,274	24,409
Other consumer [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	450	353
Term loans by origination year, fiscal year before current fiscal year	162	287
Term loans by origination year, two years before current fiscal year	128	94
Term loans by origination year, three years before current fiscal year	34	35
Term loans by origination year, four years before current fiscal year	8	10
Term loans by origination year, more than five years before current fiscal year	47	71
Revolving loans	1,343	2,249
Revolving loans converted to term loans	22	21
Loans	2,194	3,120
Other consumer [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	502	342
Term loans by origination year, fiscal year before current fiscal year	147	279
Term loans by origination year, two years before current fiscal year	117	93
Term loans by origination year, three years before current fiscal year	33	29
Term loans by origination year, four years before current fiscal year	7	10
Term loans by origination year, more than five years before current fiscal year	22	34
Revolving loans	819	1,110
Revolving loans converted to term loans	19	16
Loans	1,666	1,913
Other consumer [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	461	262
Term loans by origination year, fiscal year before current fiscal year	134	258
Term loans by origination year, two years before current fiscal year	115	107
Term loans by origination year, three years before current fiscal year	38	35
Term loans by origination year, four years before current fiscal year	9	11
Term loans by origination year, more than five years before current fiscal year	18	30
Revolving loans	714	915
Revolving loans converted to term loans	22	26
Loans	1,511	1,644
Other consumer [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	349	156
Term loans by origination year, fiscal year before current fiscal year	95	213
Term loans by origination year, two years before current fiscal year	99	99
Term loans by origination year, three years before current fiscal year	37	36
Term loans by origination year, four years before current fiscal year	9	11
Term loans by origination year, more than five years before current fiscal year	15	24
Revolving loans	630	798
Revolving loans converted to term loans	22	31
Loans	1,256	1,368
Other consumer [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	170	71
Term loans by origination year, fiscal year before current fiscal year	44	112
Term loans by origination year, two years before current fiscal year	55	59
Term loans by origination year, three years before current fiscal year	21	21
Term loans by origination year, four years before current fiscal year	6	7
Term loans by origination year, more than five years before current fiscal year	8	10
Revolving loans	328	415
Revolving loans converted to term loans	17	23
Loans	649	718
Other consumer [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	42	18
Term loans by origination year, fiscal year before current fiscal year	13	36
Term loans by origination year, two years before current fiscal year	19	22
Term loans by origination year, three years before current fiscal year	9	9
Term loans by origination year, four years before current fiscal year	3	4
Term loans by origination year, more than five years before current fiscal year	4	8
Revolving loans	117	151
Revolving loans converted to term loans	9	13
Loans	216	261
Other consumer [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	18	13
Term loans by origination year, fiscal year before current fiscal year	12	41
Term loans by origination year, two years before current fiscal year	22	30
Term loans by origination year, three years before current fiscal year	11	12
Term loans by origination year, four years before current fiscal year	3	5
Term loans by origination year, more than five years before current fiscal year	5	7
Revolving loans	114	161
Revolving loans converted to term loans	12	18
Loans	197	287
Other consumer [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	235	195
Term loans by origination year, fiscal year before current fiscal year	113	173
Term loans by origination year, two years before current fiscal year	155	83
Term loans by origination year, three years before current fiscal year	23	88
Term loans by origination year, four years before current fiscal year	62	3
Term loans by origination year, more than five years before current fiscal year	10	16
Revolving loans	1,236	1,248
Revolving loans converted to term loans	36	43
Loans	1,870	1,849
Other consumer [Member] | FICO not required [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	18,715	13,249
Revolving loans converted to term loans	0	0
Loans	$ 18,715	$ 13,249